Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	As of March 31, 2015, minimum rental commitment under the lease is as follows:
Year Ending June 30,
2015	$88,552
2016	359,468
2017	370,252
2018	381,360
2019	392,855
Thereafter	335,747
$1,928,234

As of June 30, 2014, minimum rental commitment under the operating lease is as follows:

Year Ending June 30,
2015	$262,183
2016	359,468
2017	370,252
2018	381,360
2019	392,855
Thereafter	335,747
$2,101,865

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of March 31, 2015, minimum rental commitment under the leases is as follows:

Year Ending June 30,
2015	$24,222
2016	96,890
2017	24,223
Total rental commitments	145,335
Less: Interest payments	(5,477)
Total lease payable	139,858
Lease payable, current portion	(92,912)
Lease payable, less current portion	$46,946